Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Non-controlling interests [Abstract]
Disclosure of detailed information about non-controlling interests [Text Block]
Non-controlling Interests are detailed as follows:

a.

Equity

Equity	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A. (1)	41,853,583	42,455,039
Bebidas del Paraguay S.A.	20,355,904	15,881,635
Aguas CCU-Nestlé Chile S.A.	27,202,887	26,253,577
Cervecería Kunstmann S.A.	8,291,359	7,179,053
Compañía Pisquera de Chile S.A.	6,322,425	5,661,209
Sáenz Briones & Cía. S.A.I.C. (2)	10,550	1,118,693
Distribuidora del Paraguay S.A.	4,549,059	4,361,300
Bebidas Bolivianas BBO S.A.	7,360,489	7,554,588
Other	1,950,815	1,779,126
Total	117,897,071	112,244,220
(1)	See Note 1 – General information, letter C, number (16).
(2)	See Note 1 – General information, letter C, number (15).

Disclosure of detailed information about n on-controlling interests related to profit loss [Text Block]
b.

Result

Result	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	8,447,312	6,708,433	7,590,887
Viña San Pedro Tarapacá S.A.	3,718,101	3,815,479	3,775,811
Cervecería Kunstmann S.A.	4,995,705	1,893,749	3,111,069
Compañía Pisquera de Chile S.A.	3,296,863	1,390,781	1,283,694
Sáenz Briones & Cía. S.A.I.C.	(105,325)	52,290	(69,465)
Distribuidora del Paraguay S.A.	(533,381)	38,665	324,839
Bebidas del Paraguay S.A.	1,251,770	(1,062,629)	221,498
Bebidas Bolivianas BBO S.A.	(1,380,829)	(727,028)	(568,189)
Other	197,734	(67,156)	(166,176)
Total	19,887,950	12,042,584	15,503,968

Summary of significant financial statements items related to non-controlling interests [Text Block]
c.	The Summarized financial information of non controlling interest is detailed as follows:

	As of December 31, 2021	As of December 31, 2020

	ThCh$	ThCh$
Assets and Liabilities
Current assets	1,271,667,358	839,968,110
Non-current assets	1,122,289,748	932,342,408
Current liabilities	695,152,024	465,134,566
Non-current liabilities	224,560,856	259,155,674

Dividends paid	12,191,624	11,994,014

Summary of significant financial statements items related to non-controlling interests Vina San Pedro de Tarapaca [Text Block]
The main significant non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following balances:

Assets and Liabilities	As of December 31, 2021	As of December 31, 2020

	ThCh$	ThCh$
Assets and Liabilities
Current assets	218,573,041	208,725,098
Non-current assets	223,951,135	216,866,727
Current liabilities	97,431,197	99,267,005
Non-current liabilities	74,792,712	76,505,535

Result	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Net sales	261,620,065	235,210,368	212,321,758
Net income of the year	22,407,528	22,451,521	22,218,101